Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jan. 01, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Equity securities, impairment charge recognition within number of months		18
Non-accrual status of loans after number of days past due		90
Repurchase agreements, fair value of securities pledged		$ 1,700,000,000	$ 1,700,000,000
Repurchase agreements, fair value of repurchase obligation		1,500,000,000	1,700,000,000
Cash equivalents determination for original maturities of investments, maximum number of days		90
Short-term investments determination for original maturities of investments, minimum number of days		90
Goodwill impairment testing performed based on carrying value of reporting unit		0
Unearned premiums, increase in earned premiums due to updated premium recognition factors for international mortgage insurance business		46,000,000	52,000,000	49,000,000
Fair value of securities reclassified into trading category		407,000,000
New accounting guidance effect on retained earnings and stockholders' equity			(15,000,000)	6,000,000
Retained earnings
Summary Of Significant Accounting Policies [Line Items]
New accounting guidance effect on retained earnings and stockholders' equity			(275,000,000)	355,000,000
Retained earnings | Securitization Entities
Summary Of Significant Accounting Policies [Line Items]
New accounting guidance effect on retained earnings and stockholders' equity			104,000,000
Accumulated other comprehensive income (loss)
Summary Of Significant Accounting Policies [Line Items]
New accounting guidance effect on retained earnings and stockholders' equity			260,000,000	(349,000,000)
Accumulated other comprehensive income (loss) | Securitization Entities
Summary Of Significant Accounting Policies [Line Items]
New accounting guidance effect on retained earnings and stockholders' equity			91,000,000
UNITED STATES
Summary Of Significant Accounting Policies [Line Items]
Cash and government securities collateral, minimum amount of the fair value of the applicable securities loaned		102.00%
Securities lending activity, fair value of securities loaned		400,000,000	500,000,000
Securities lending activity, fair value of collateral held		400,000,000	500,000,000
Securities lending activity, obligation to return collateral		400,000,000	500,000,000
CANADA
Summary Of Significant Accounting Policies [Line Items]
Cash and government securities collateral, minimum amount of the fair value of the applicable securities loaned		105.00%
Securities lending activity, fair value of securities loaned		300,000,000	300,000,000
Under New Guidance | Deferred Acquisition Costs
Summary Of Significant Accounting Policies [Line Items]
New accounting guidance effect on retained earnings and stockholders' equity	1,200,000,000
Reduce net income (loss), approximate amount		63,000,000	86,000,000	12,000,000
Effect of Reserve Change
Summary Of Significant Accounting Policies [Line Items]
New accounting guidance effect on retained earnings and stockholders' equity	74,000,000
Reduce net income (loss), approximate amount		$ 10,000,000	$ 4,000,000	$ 32,000,000